Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2019
₺ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, Rp in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩) LegalMatter Cash_Generating_Units	USD ($)	INR (₨)	CNY (¥)	TRY (₺)	BRL (R$)	IDR (Rp)	THB (฿)	PKR (₨)	CAD ($)
Disclosure of contingent liabilities [line items]
Estimated lawsuits | LegalMatter	105
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies and claims | ₩	₩ 54,228
Posco [member]
Disclosure of contingent liabilities [line items]
Description	POSCO has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2019, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 26 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦9,887,559 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2019, POSCO ICT has provided 2 blank promissory notes and 6 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
Litigations in progress [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	123
Litigations in progress [member] | Posco [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	23
Claim amount | ₩	₩ 39,500
Description	Lawsuit on claim for employee right and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount | ₩	₩ 18,786
Description	Litigation for confirmation of deposit bond and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 70,038									$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | India [member]
Disclosure of contingent liabilities [line items]
Description	Lawsuit on claim for payment on guarantees and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount	₩ 26,413	$ 22,813
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | Pakistan [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 931								₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO DAEWOO Corporation [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount	₩ 73,338		₨ 4,518,694
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Claim amount | ₩	₩ 2,838,122
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	11
Claim amount | ₩	₩ 8,500
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 2,951					R$ 10,244
Description	Lawsuit on revocation of claim for damage
Litigations in progress [member] | POSCO A&C [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	10
Claim amount | ₩	₩ 6,043
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ENERGY CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩	₩ 3,669
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO E&C CHINA Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount	₩ 11,047			¥ 66,655
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 1,400
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,211	1,046
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	₩ 6,222							฿ 160,929
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | PT. KRAKATAU POSCO [member] | Indonesia [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 17,568						Rp 211,407,872
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO E&C Vietnam Co., Ltd. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 5,941	5,131
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | Pos-Sea Pte Ltd [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 14,704	12,700
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount	₩ 20				₺ 102
Description	Lawsuit over industrial accidents and others
Litigations in progress [member] | POSCO India Steel Distribution Center Private Ltd [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 3,632		223,795
Description	Lawsuit on claim for tax restitution
Litigations in progress [member] | Brazil Sao Paulo Steel Processing Center [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 1,245					4,321
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	104
Claim amount	₩ 43,806					R$ 152,077
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 383				₺ 1,965
Description	Lawsuit on compensation
Litigations in progress [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 3,305
Description	Lawsuit on claim for payment
Litigations in progress [member] | POSCO Asia Co., Ltd. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 1,099	950
Description	Lawsuit on claim for receivable
Litigations in progress [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 134			¥ 807
Description	Lawsuit on claim for labor
Litigations in progress [member] | POSCO CHEMCAL CO LTD [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩	₩ 15,383
Description	Calculation of stock purchase value
Litigations in progress [member] | POSCO M-TECH [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩	₩ 425
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount	₩ 454		₨ 27,995
Description	Lawsuit on claim for payment
Litigations in progress [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	₩ 174	$ 150
Description	Lawsuit over injury